Common Stock - Summary of Common Stock (Detail) - shares	Jun. 30, 2022	Dec. 31, 2021
Common stock reserved for issuance	188,064,720	188,455,544
Series A-1 convertible preferred stock [Member]
Common stock reserved for issuance	39,196,116	39,196,116
Series A-2 convertible preferred stock [Member]
Common stock reserved for issuance	12,625,343	12,625,343
Series B convertible preferred stock [Member]
Common stock reserved for issuance	14,218,546	14,218,546
Series C convertible preferred stock [Member]
Common stock reserved for issuance	79,090,623	79,090,623
Options issued and outstanding [Member]
Common stock reserved for issuance	33,755,492	34,522,687
Options available for future grants [Member]
Common stock reserved for issuance	9,048,183	8,671,812
Common stock warrants [Member]
Common stock reserved for issuance	102,998	102,998
Series A-2 preferred stock warrant [Member]
Common stock reserved for issuance	27,419	27,419